UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Growth Fund

Schedule of Investments

July 31, 2007 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (99.8%)
Aerospace & Defense (4.6%)
Boeing Co.	15,900	$1,644,537
L-3 Communications Holdings, Inc.	8,300	809,748
Lockheed Martin Corp.	13,100	1,290,088
Raytheon Co.	18,000	996,480
United Technologies Corp.	3,100	226,207
		4,967,060
Air Freight & Couriers (1.1%)
FedEx Corp.	11,000	1,218,140

Airlines (0.8%)
AMR Corp.*§	15,600	385,008
Continental Airlines, Inc. Class B*§	14,600	460,046
		845,054
Auto Components (0.8%)
BorgWarner, Inc.	7,300	631,085
Johnson Controls, Inc.	1,900	214,985
		846,070
Automobiles (1.1%)
Avis Budget Group, Inc.*	20,000	513,400
Hertz Global Holdings, Inc.*§	31,400	703,046
		1,216,446
Beverages (3.4%)
Coca-Cola Co.	6,400	333,504
Molson Coors Brewing Co. Class B	7,100	631,474
Pepsi Bottling Group, Inc.	21,400	716,044
PepsiCo, Inc.	30,000	1,968,600
		3,649,622
Biotechnology (2.0%)
Amgen, Inc.*	23,800	1,279,012
Cephalon, Inc.*§	6,000	450,840
Genentech, Inc.*	1,500	111,570
Genzyme Corp.*	5,600	353,192
		2,194,614
Chemicals (0.7%)
Ashland, Inc.	2,800	170,968
Lubrizol Corp.	1,800	112,788
PPG Industries, Inc.	6,300	480,501
		764,257
Commercial Services & Supplies (1.1%)
Con-way, Inc.	4,600	227,194
Kelly Services, Inc. Class A	3,500	86,975
Manpower, Inc.	2,400	189,720
Steelcase, Inc. Class A§	40,800	710,328
		1,214,217
Commingled Fund (1.0%)
iShares Russell 1000 Growth Index Fund§	17,800	1,036,494

Communications Equipment (3.7%)
Cisco Systems, Inc.*	89,600	2,590,336
Harris Corp.	17,400	954,912
Qualcomm, Inc.	9,700	404,005
		3,949,253

	Number of
	Shares	Value

COMMON STOCKS
Computers & Peripherals (7.9%)
Apple Computer, Inc.*	6,300	$830,088
Dell, Inc.*	56,200	1,571,914
Hewlett-Packard Co.	39,100	1,799,773
International Business Machines Corp.§	25,600	2,832,640
Network Appliance, Inc.*	19,600	555,464
Western Digital Corp.*	42,900	915,915
		8,505,794
Diversified Financials (5.0%)
American Express Co.	1,900	111,226
Eaton Vance Corp.	8,400	351,624
Franklin Resources, Inc.	7,500	955,275
Freddie Mac	7,700	440,979
Goldman Sachs Group, Inc.	6,500	1,224,210
Merrill Lynch & Company, Inc.§	12,100	897,820
Moody’s Corp.§	3,900	209,820
Morgan Stanley	10,700	683,409
State Street Corp.	1,600	107,248
Western Union Co.	17,800	355,110
		5,336,721
Diversified Telecommunication Services (0.2%)
Qwest Communications International, Inc.*§	25,000	213,250

Electric Utilities (0.6%)
Constellation Energy Group	8,000	670,400

Electronic Equipment & Instruments (0.3%)
Avnet, Inc.*	2,900	109,852
Thermo Fisher Scientific, Inc.*	4,500	234,945
		344,797
Energy Equipment & Services (4.7%)
Bonneville Pacific Corp.^	16,883	127
ENSCO International, Inc.	15,600	952,692
GlobalSantaFe Corp.	7,900	566,509
Halliburton Co.	13,200	475,464
Noble Corp.	11,000	1,127,060
Schlumberger, Ltd.	6,800	644,096
Tidewater, Inc.§	8,000	547,360
Unit Corp.*	12,800	704,768
		5,018,076
Food & Drug Retailing (0.8%)
Kroger Co.	33,500	869,660

Food Products (0.5%)
Corn Products International, Inc.	9,300	414,966
Kellogg Co.	2,200	113,982
		528,948
Healthcare Equipment & Supplies (3.1%)
Baxter International, Inc.	16,500	867,900
Becton, Dickinson & Co.	13,500	1,030,860
C. R. Bard, Inc.	5,300	415,891
Edwards Lifesciences Corp.*§	2,300	105,708
Kinetic Concepts, Inc.*§	4,900	301,252
Medtronic, Inc.	12,800	648,576
		3,370,187
Healthcare Providers & Services (5.8%)
Aetna, Inc.	21,500	1,033,505
Coventry Health Care, Inc.*	10,300	574,843
Express Scripts, Inc.*	2,200	110,286

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Providers & Services
Humana, Inc.*	16,900	$1,083,121
McKesson Corp.	14,900	860,624
UnitedHealth Group, Inc.	33,700	1,632,091
WellCare Health Plans, Inc.*§	7,800	789,828
WellPoint, Inc.*	1,900	142,728
		6,227,026
Hotels, Restaurants & Leisure (0.3%)
Brinker International, Inc.	6,900	185,886
Marriott International, Inc. Class A	2,600	108,030
		293,916

Household Durables (1.0%)
American Greetings Corp. Class A§	7,700	190,421
NVR, Inc.*§	600	347,088
Whirlpool Corp.§	5,200	530,972
		1,068,481
Household Products (1.3%)
Procter & Gamble Co.	21,800	1,348,548

Industrial Conglomerates (0.6%)
3M Co.	4,000	355,680
Honeywell International, Inc.	5,400	310,554
		666,234
Insurance (2.1%)
Axis Capital Holdings, Ltd.	8,600	316,910
Endurance Specialty Holdings, Ltd.	4,400	164,560
HCC Insurance Holdings, Inc.	10,800	316,224
Prudential Financial, Inc.	9,500	841,985
W.R. Berkley Corp.	22,300	656,066
		2,295,745
Internet & Catalog Retail (0.2%)
Expedia, Inc.*§	4,800	127,728
Nutri/System, Inc.*§	1,700	94,724
		222,452
Internet Software & Services (2.1%)
eBay, Inc.*	18,300	592,920
Google, Inc. Class A*	2,900	1,479,000
VeriSign, Inc.*	7,300	216,737
		2,288,657
IT Consulting & Services (2.1%)
Accenture, Ltd. Class A	30,400	1,280,752
Electronic Data Systems Corp.	36,300	979,737
		2,260,489

Leisure Equipment & Products (0.3%)
Hasbro, Inc.§	11,300	316,626

Machinery (2.9%)
Caterpillar, Inc.	10,200	803,760
Cummins, Inc.	9,300	1,103,910
Dover Corp.	2,200	112,200
Gardner Denver, Inc.*	4,500	187,155
Manitowoc Company, Inc.	6,800	528,156
Parker Hannifin Corp.	4,200	414,456
		3,149,637

	Number of
	Shares	Value

COMMON STOCKS
Media (3.5%)
DirecTV Group, Inc.*	47,200	$1,057,752
EchoStar Communications Corp. Class A*	23,900	1,010,731
Netflix, Inc.*§	5,700	98,211
News Corp. Class A	45,000	950,400
Regal Entertainment Group Class A§	5,400	115,506
Walt Disney Co.	17,500	577,500
		3,810,100
Metals & Mining (1.3%)
Carpenter Technology Corp.§	800	94,952
Cleveland-Cliffs, Inc.§	4,400	304,788
Freeport-McMoRan Copper & Gold, Inc.	10,870	1,021,562
		1,421,302
Multiline Retail (1.9%)
J.C. Penney Company, Inc.	1,700	115,668
Kohl’s Corp.*	11,600	705,280
Wal-Mart Stores, Inc.	26,300	1,208,485
		2,029,433
Oil & Gas (3.2%)
Continental Resources, Inc.*	6,300	99,099
Exxon Mobil Corp.	14,300	1,217,359
Marathon Oil Corp.	13,000	717,600
Tesoro Corp.	7,600	378,480
Valero Energy Corp.	16,200	1,085,562
		3,498,100
Personal Products (0.3%)
NBTY, Inc.*	8,000	348,320

Pharmaceuticals (6.3%)
Abbott Laboratories	7,900	400,451
Endo Pharmaceuticals Holdings, Inc.*	8,300	282,283
Forest Laboratories, Inc.*	23,600	948,720
Johnson & Johnson	30,300	1,833,150
Merck & Company, Inc.	19,300	958,245
Mylan Laboratories, Inc.§	52,000	833,560
Pfizer, Inc.	4,500	105,795
Schering-Plough Corp.	46,500	1,327,110
Sepracor, Inc.*§	2,400	67,512
		6,756,826
Real Estate (0.3%)
CB Richard Ellis Group, Inc. Class A*§	9,500	331,740

Road & Rail (1.5%)
CSX Corp.	15,200	720,632
Union Pacific Corp.	7,100	845,894
		1,566,526
Semiconductor Equipment & Products (7.0%)
Applied Materials, Inc.§	56,600	1,247,464
Intel Corp.	118,200	2,791,884
KLA-Tencor Corp.	2,300	130,617
Lam Research Corp.*	9,100	526,344
MEMC Electronic Materials, Inc.*	6,300	386,316
Novellus Systems, Inc.*§	18,200	519,064
Teradyne, Inc.*§	26,300	412,647
Texas Instruments, Inc.	43,300	1,523,727
		7,538,063
Software (5.5%)
Intuit, Inc.*	21,000	601,440

	Number of
	Shares	Value

COMMON STOCKS
Software
Microsoft Corp.	142,300	$4,125,277
Oracle Corp.*	24,100	460,792
Synopsys, Inc.*	28,400	694,664
		5,882,173
Specialty Retail (4.8%)
Abercrombie & Fitch Co. Class A§	4,500	314,550
American Eagle Outfitters, Inc.	22,900	555,554
AnnTaylor Stores Corp.*	3,600	113,112
Best Buy Company, Inc.§	22,500	1,003,275
Lowe’s Companies, Inc.	7,000	196,070
Office Depot, Inc.*	25,300	631,488
RadioShack Corp.§	18,100	454,853
Ross Stores, Inc.	15,100	436,843
Sherwin-Williams Co.	9,500	662,055
Staples, Inc.	5,400	124,308
TJX Companies, Inc.	24,400	677,100
		5,169,208
Textiles & Apparel (0.5%)
Nike, Inc. Class B	9,000	508,050

Tobacco (1.2%)
Altria Group, Inc.	4,900	325,703
Loews Corp. Carolina Group	12,400	939,796
		1,265,499
Wireless Telecommunication Services (0.4%)
United States Cellular Corp.*§	4,200	407,400

TOTAL COMMON STOCKS (Cost $100,510,919)		107,429,611

SHORT-TERM INVESTMENTS (15.7%)
State Street Navigator Prime Portfolio§§	16,474,476	16,474,476

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 08/01/07	$ 385	385,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,859,476)		16,859,476

TOTAL INVESTMENTS AT VALUE (115.5%) (Cost $117,370,395)		124,289,087

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.5%)		(16,667,051)

NET ASSETS (100.0%)		$107,622,036

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $117,370,395, $10,555,353, $(3,636,661) and $6,918,692, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission  www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007